Subsequent Events (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands										1 Months Ended							12 Months Ended
	Jun. 22, 2020	Jun. 18, 2020	Jun. 15, 2020	Jun. 11, 2020	Jun. 03, 2020	May 06, 2020	May 05, 2020	May 01, 2020	Apr. 13, 2020	Jun. 22, 2020	May 29, 2020	May 18, 2020	May 11, 2020	May 10, 2020	Apr. 16, 2020	Apr. 15, 2020	Mar. 31, 2020	Jun. 06, 2020	May 14, 2020	May 08, 2020
Subsequent Events (Textual)
Recognized a loss																	$ 13
Forecast [Member] | Minimum [Member]
Subsequent Events (Textual)
Stock per share price																		$ 2.60
Forecast [Member] | Maximum [Member]
Subsequent Events (Textual)
Stock per share price																		$ 0.73
2017 Omnibus plan [Member] | Forecast [Member]
Subsequent Events (Textual)
Stock option, shares																		3,363
Subsequent Event [Member]
Subsequent Events (Textual)
Warrants, shares																200
Exercise price																$ 0.73
Maturity date																May 31, 2020
Loan received															$ 438	$ 438
Borrower, description															Since they were the borrower and responsible for repayment of these amounts the Company granted 1,000 warrants at $0.73 for collateral for the loan.	Since they were the borrower and responsible for repayment of these amounts the Company granted 1,000 warrants at $0.73 for collateral for the loan.
Payroll Protection Program received									$ 1,482						$ 386
Granted shares						100
Subsequent events, description		The Company acquired certain energy assets from SN TMS, LLC for $1 as part of the ongoing bankruptcy reorganization of Sanchez Energy Corporation.	(a) the Company repaid long-term debt of $2,851 in cash; (b) converted $397 in long-term debt, plus $35 in accrued interest into 592 shares of common stock, and recorded a loss on conversion of $408 on this transaction; (c) repaid $140 in cash and converted $17 of amounts due to prior owners into 23 shares of common stock, and recorded a loss on conversion of $16 on this transaction; (d) converted $200 in long-term debt and $15 in accrued interest into 295 shares of common stock, and recorded a loss on conversion of $213 on this transaction; (e) repaid $3 and converted $507 of a vendor payable into 461 shares of common stock, and recorded a loss on conversion of $161 on this transaction; and (f) repaid $75 in cash and converted $825 in amounts due to prior owners into 1,130 shares of common stock, and recorded a loss on conversion of $350 on this transaction.	The Company acquired certain energy assets from SR Acquisition I, LLC for $1 as part of the ongoing bankruptcy reorganization of Sanchez Energy Corporation. The transaction includes the transfer of 262 total wells in Mississippi and Louisiana, approximately 9,000 acres of active mineral leases, and drilling production materials and equipment. The 262 total wells include 57 active producing wells, 19 active disposal wells, 136 shut-in with future utility wells, and 50 shut-in pending plugging wells. Included in the assignment are 4 wells in the Tuscaloosa Marine Shale formation.									(a) the Company repaid long-term debt of $2,851 in cash; (b) converted $397 in long-term debt, plus $35 in accrued interest into 592 shares of common stock, and recorded a loss on conversion of $408 on this transaction; (c) repaid $140 in cash and converted $17 of amounts due to prior owners into 23 shares of common stock, and recorded a loss on conversion of $16 on this transaction; (d) converted $200 in long-term debt and $15 in accrued interest into 295 shares of common stock, and recorded a loss on conversion of $213 on this transaction; (e) repaid $3 and converted $507 of a vendor payable into 461 shares of common stock, and recorded a loss on conversion of $161 on this transaction; and (f) repaid $75 in cash and converted $825 in amounts due to prior owners into 1,130 shares of common stock, and recorded a loss on conversion of $350 on this transaction.
Warrants exercised	395
Value of warrants exercised	$ 399
Cashless exercises warrants	187
Common stock, conversion basis											The Company issued 5 shares of common stock for the conversion of an accrued expense valued at $4. The Company recognized a loss of $4 on this conversion.
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Textual)
Shares issued																			35	25
Accrued interest																			$ 45	$ 45
Subsequent Event [Member] | Non-Qualifying Stock Options [Member]
Subsequent Events (Textual)
Net proceeds										$ 203,000	$ 226,000
Stock option, shares	319									319	304
Subsequent Event [Member] | 2017 Omnibus plan [Member]
Subsequent Events (Textual)
Net proceeds					$ 117,000						$ 117,000
Stock option, shares					127						127
Subsequent Event [Member] | Senior Secured Debt [Member]
Subsequent Events (Textual)
Warrants, shares																50
Exercise price																$ 0.73
Maturity date												May 31, 2020
Subsequent Event [Member] | Letter Agreements [Member]
Subsequent Events (Textual)
Letter agreements, description														The Company entered into letter agreements with accredited institutional investors holding 1,379 warrants issued on November 13, 2019 with an exercise price of $0.725 and holding 5,882 warrants with and exercise price of $0.90 (collectively, the “Existing Warrants”). The Existing Warrants have been registered for resale pursuant to a registration statement on Form S-1 (File No. 333-235456). In consideration for the investors exercising in full all of the Existing Warrants on or before May 18, 2020, the Company has agreed to issue the investors new warrants pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, to purchase up to a number of shares of common stock equal to 100% of the number of shares issued upon the exercise of the $0.90 warrants pursuant to the warrant exercise , which the new warrants substantially in the form of the original $0.90 warrants, except for the exercise price which will be $1.10. Between May 11, 2020 and May 18, 2020, the Company received $6,294 from the cash exercise of these Existing Warrants.
Subsequent Event [Member] | Series B Preferred shares [Member]
Subsequent Events (Textual)
Conversion of shares								161
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Events (Textual)
Conversion of shares							690